PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid expenses	$ 497	$ 1,135
Value added tax refundable	3,108	2,213
Interest receivables	591	462
Others	315	162
Prepaid expenses and other current assets	$ 4,511	$ 3,972